Note Non-consolidated variable interest entities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2013	Sep. 30, 2011	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			$ 57	$ 49
PRLP 2011 Holding, LLC
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage		24.90%	24.90%
Loans Receivable, Description of Variable Rate Basis		5-year maturity and bear a variable interest at 30-day LIBOR plus 300 basis points
Carrying Amount Of Acquisition Loan After Financed Closing Costs		$ 86
Working Capital Line		20
Advance Facility		69
Cash Received From Investee		$ 48
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage	24.90%		24.90%
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Carrying Amount Of Acquisition Loan After Financed Closing Costs	$ 182
Working Capital Line	30
Advance Facility	35
Cash Received From Investee	$ 92
FNMA, GNMA, FHLMC VIE
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			$ 10,600	$ 11,700